American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
August 31, 2024

International Growth Fund - Schedule of Investments
AUGUST 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Australia — 3.3%
CSL Ltd.	189,660	39,387,538
James Hardie Industries PLC(1)	648,620	24,195,503
NEXTDC Ltd.(1)	3,057,418	35,063,336
		98,646,377
Brazil — 0.5%
NU Holdings Ltd., Class A(1)	958,490	14,348,595
Canada — 3.7%
Canadian Pacific Kansas City Ltd.	460,760	38,248,226
Capstone Copper Corp.(1)	3,164,920	22,709,736
Intact Financial Corp.	156,030	29,365,109
Shopify, Inc., Class A(1)	271,240	20,088,646
		110,411,717
Denmark — 6.8%
DSV AS	96,510	17,246,943
Novo Nordisk AS, Class B	1,210,516	168,152,951
Pandora AS	91,670	16,056,302
		201,456,196
France — 13.3%
Air Liquide SA	373,595	69,730,752
Airbus SE	159,150	24,447,736
Bureau Veritas SA	684,840	22,545,510
Dassault Systemes SE	251,390	9,824,266
Edenred SE	738,987	31,103,467
EssilorLuxottica SA	52,490	12,447,149
Hermes International SCA	11,300	27,046,094
L'Oreal SA	91,840	40,295,214
LVMH Moet Hennessy Louis Vuitton SE	65,531	48,775,801
Publicis Groupe SA	181,240	19,989,574
Safran SA	90,590	19,851,510
Schneider Electric SE	269,077	68,641,522
		394,698,595
Germany — 6.2%
adidas AG	86,830	22,277,392
Infineon Technologies AG	1,003,961	36,844,546
SAP SE	361,260	79,276,087
Symrise AG	346,430	45,714,314
		184,112,339
Hong Kong — 1.7%
AIA Group Ltd.	2,081,400	14,658,632
Techtronic Industries Co. Ltd.	2,720,500	36,451,438
		51,110,070
India — 0.6%
MakeMyTrip Ltd.(1)	172,310	16,571,053
Indonesia — 0.7%
Bank Central Asia Tbk. PT	31,296,400	20,865,175
Ireland — 3.0%
Bank of Ireland Group PLC	2,009,520	23,084,392

ICON PLC(1)	133,340	42,943,481
Kerry Group PLC, A Shares	226,650	22,761,010
		88,788,883
Italy — 4.2%
Davide Campari-Milano NV(2)	3,148,390	29,109,283
Ferrari NV	99,230	49,308,067
Prysmian SpA	440,830	31,049,153
Saipem SpA(1)	6,885,570	15,505,415
		124,971,918
Japan — 18.8%
Asics Corp.	647,700	12,851,506
Denso Corp.	716,100	11,116,662
Disco Corp.	43,200	12,524,301
Fast Retailing Co. Ltd.(2)	99,100	31,892,036
Hitachi Ltd.	2,611,800	64,433,138
Hoya Corp.	242,200	34,374,653
Keyence Corp.	119,700	57,506,210
Kobe Bussan Co. Ltd.(2)	944,700	27,267,214
Mitsubishi Heavy Industries Ltd.	2,428,500	32,741,888
Murata Manufacturing Co. Ltd.	785,200	16,458,202
NEC Corp.	336,100	29,787,118
NTT Data Group Corp.	733,400	11,184,609
Obic Co. Ltd.	98,800	17,099,665
Pan Pacific International Holdings Corp.	360,800	9,236,000
Recruit Holdings Co. Ltd.	464,100	28,942,167
Shin-Etsu Chemical Co. Ltd.	733,200	32,457,428
Sumitomo Mitsui Financial Group, Inc.	652,000	43,027,556
Terumo Corp.	1,954,900	36,350,300
Tokio Marine Holdings, Inc.	806,500	30,690,943
Tokyo Electron Ltd.	95,800	17,242,113
		557,183,709
Netherlands — 6.8%
Adyen NV(1)	15,940	23,524,305
ASML Holding NV	116,720	105,262,049
DSM-Firmenich AG	289,919	39,580,099
Heineken NV	258,960	23,364,426
Universal Music Group NV	429,010	11,224,421
		202,955,300
Spain — 1.8%
Cellnex Telecom SA	570,630	22,034,908
Iberdrola SA	2,237,912	31,752,964
		53,787,872
Sweden — 0.5%
Hexagon AB, B Shares	1,289,350	13,198,501
Switzerland — 6.5%
Cie Financiere Richemont SA, Class A	187,250	29,567,426
Galderma Group AG(1)	165,105	15,989,920
Lonza Group AG	56,580	37,218,446
On Holding AG, Class A(1)(2)	898,100	42,192,738
Partners Group Holding AG	11,390	16,478,282
Sika AG	94,789	30,515,713
Zurich Insurance Group AG	34,260	19,887,099
		191,849,624

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,111,000	32,891,558
United Kingdom — 18.8%
Ashtead Group PLC	266,690	18,989,405
AstraZeneca PLC	548,720	96,171,639
BAE Systems PLC	1,488,770	26,767,734
Barclays PLC	15,881,870	48,020,026
BP PLC	5,089,370	28,812,310
Compass Group PLC	1,137,710	35,957,625
Haleon PLC	8,220,401	41,404,062
London Stock Exchange Group PLC	497,775	67,190,879
National Grid PLC	2,245,190	29,574,254
Persimmon PLC	1,003,890	21,750,663
RELX PLC	1,196,680	55,861,167
Segro PLC	2,939,791	33,845,902
Unilever PLC	831,020	53,871,868
		558,217,534
United States — 1.2%
CRH PLC	387,940	35,213,314
TOTAL COMMON STOCKS (Cost $2,039,462,884)		2,951,278,330
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	37,401	37,401
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,203,670	1,203,670
		1,241,071
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $1,155,857), in a joint trading account at 5.28%, dated 8/30/24, due 9/3/24 (Delivery value $1,134,813)		1,134,148
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 4.00%, 1/15/27 - 7/15/34, valued at $14,057,800), at 5.31%, dated 8/30/24, due 9/3/24 (Delivery value $13,790,131)		13,782,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.50% - 4.625%, 3/31/25 - 8/31/29, valued at $4,630,490), at 5.29%, dated 8/30/24, due 9/3/24 (Delivery value $4,539,667)		4,537,000
		19,453,148
TOTAL SHORT-TERM INVESTMENTS (Cost $20,694,219)		20,694,219
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $2,060,157,103)		2,971,972,549
OTHER ASSETS AND LIABILITIES — (0.2)%		(5,988,622)
TOTAL NET ASSETS — 100.0%		$2,965,983,927

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	16.7%
Industrials	16.4%
Health Care	16.3%
Financials	12.9%
Consumer Discretionary	12.6%
Materials	10.1%
Consumer Staples	8.0%
Utilities	2.1%
Communication Services	1.8%
Energy	1.5%
Real Estate	1.1%
Short-Term Investments	0.7%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $73,522,636. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $76,440,177, which includes securities collateral of $75,236,507.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$14,348,595	—	—
India	16,571,053	—	—
Ireland	42,943,481	$45,845,402	—
Switzerland	42,192,738	149,656,886	—
United States	35,213,314	—	—
Other Countries	—	2,604,506,861	—
Short-Term Investments	1,241,071	19,453,148	—
	$152,510,252	$2,819,462,297	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.